Derivative Liabilities - Valuation Inputs of Earnout Share Liability (Details) - Monte Carlo Simulation - Earnout shares liability	Dec. 31, 2022	Dec. 31, 2021
Risk-free interest rates
Derivative [Line Items]
Derivative liability of measurement input	0.039	0.015
Expected term (in years)
Derivative [Line Items]
Derivative liability of measurement input	8.8	9.8
Expected volatility
Derivative [Line Items]
Derivative liability of measurement input	0.500	0.500